Intangible assets, net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Intangible assets, net
Weighted-Average Amortization Period (in years)	9 years 6 months	9 years 3 months 18 days
Gross Carrying Amount	¥ 16,161,641,000	¥ 13,034,620,000
Accumulated Amortization	(9,526,628,000)	(8,752,461,000)
Impairment Amount	(172,125,000)	(172,125,000)
Net Carrying Amount	6,462,888,000	4,110,034,000		$ 990,481
Amortization expenses	801,661,000	932,550,000	¥ 1,845,450,000
Intangible assets impairment charge recorded	0	¥ 0	¥ 15,416,000
Amortization expenses related to the intangible assets for future periods
2021	934,298,000
2022	781,057,000
2023	664,815,000
2024	552,493,000
2025	491,897,000
2026 and thereafter	¥ 3,038,328,000
Strategic Cooperation Agreement
Intangible assets, net
Weighted-Average Amortization Period (in years)	5 years	5 years
Gross Carrying Amount	¥ 6,075,289,000	¥ 6,075,289,000
Accumulated Amortization	¥ (6,075,289,000)	¥ (6,075,289,000)
Non-compete Agreement
Intangible assets, net
Weighted-Average Amortization Period (in years)	8 years	8 years
Gross Carrying Amount	¥ 2,467,005,000	¥ 2,467,005,000
Accumulated Amortization	(1,810,905,000)	(1,502,141,000)
Net Carrying Amount	¥ 656,100,000	¥ 964,864,000
Domain names and trademarks
Intangible assets, net
Weighted-Average Amortization Period (in years)	18 years 10 months 24 days	19 years 3 months 18 days
Gross Carrying Amount	¥ 3,912,034,000	¥ 3,311,250,000
Accumulated Amortization	(837,403,000)	(633,360,000)
Impairment Amount	(27,124,000)	(27,124,000)
Net Carrying Amount	¥ 3,047,507,000	¥ 2,650,766,000
Customer relationship
Intangible assets, net
Weighted-Average Amortization Period (in years)	8 years 10 months 24 days	7 years 8 months 12 days
Gross Carrying Amount	¥ 2,688,696,000	¥ 131,296,000
Accumulated Amortization	(155,415,000)	(42,534,000)
Impairment Amount	(59,663,000)	(59,663,000)
Net Carrying Amount	¥ 2,473,618,000	¥ 29,099,000
Technology and Others
Intangible assets, net
Weighted-Average Amortization Period (in years)	6 years	6 years 1 month 6 days
Gross Carrying Amount	¥ 1,018,617,000	¥ 1,049,780,000
Accumulated Amortization	(647,616,000)	(499,137,000)
Impairment Amount	(85,338,000)	(85,338,000)
Net Carrying Amount	¥ 285,663,000	¥ 465,305,000